LEASE - Lease receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current
Account receivable - Operating lease	¥ 10,430	$ 1,491	¥ 11,816
Account receivable - Sales-type lease	2,546	364	2,178
Total	¥ 12,976	$ 1,855	¥ 13,994